Maturity profile of the present value of the obligations of the benefit plans defined for the next years: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) Number
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years) | Number	11.06
2022	R$ 258,010
2023	262,825
2024	267,545
2025	271,811
2026	275,566
After 2027	R$ 1,413,941
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years) | Number	12.19
2022	R$ 44,629
2023	46,503
2024	49,876
2025	53,346
2026	57,194
After 2027	R$ 343,687